Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 800
Contractual capital and operating commitments, current	619
Loans and borrowings	1,151	$ 1,806	$ 2,372
Provisions	174	214	$ 240
Repayable of estimate of the amount	50
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 132	$ 129